STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

The following table presents the Company’s stock option activity for employees and directors of the Company for the nine months ended September 30, 2023:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2022	33,533	21.00
Granted	-	-
Exercised	-	-
Forfeited or expired	-	-
Outstanding at September 30, 2023	33,533	21.00
Number of options exercisable at September 30, 2023	31,027	21.88

The following table presents the Company’s stock option activity for employees and directors of the Company for the year ended December 31, 2022 and 2021:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2021	29,560	23.59
Granted	-	-
Exercised	-	-
Forfeited	(340)	22.05
Expired	(1,702)	22.05
Outstanding at January 1, 2022	27,518	23.66
Granted	6,015	8.75
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at December 31, 2022	33,533	21.00
Number of options exercisable at December 31, 2022	29,516	22.54

SCHEDULE OF ESTIMATED FAIR VALUE OF OPTIONS GRANTED

Fair value of the conversion feature as of the Securities Exchange closing and for September 30, 2023:

Fair value of the conversion feature	April 5, 2023	September 30, 2023
Expected volatility (%)	78.20%	125.10%
Risk-free interest rate (%)	4.34%	5.32%
Expected dividend yield	0.0%	0.0%
Contractual term (years) (*)	1	0.50
Conversion price (Canadian dollars)	(US$0.04) C$0.054	(US$0.04) C$0.054
Underlying share price (Canadian dollars)	(US$0.04) C$0.05	(US$0.02) C$0.027
Fair value (U.S. dollars)	$222,400	$42,700

(*)	The Company estimated that the probability that the Debenture would be converted following 12 months is minimal.

The fair value of options granted during 2022 was estimated at the dates of grant using the Black-Scholes option pricing model. The following are the data and assumptions used:

2022
Dividend yield	0
Expected volatility (%) (*)	55.37-64.89%
Risk-free interest rate (%) (**)	3.46-3.48%
Expected term of options (years) (***)	5.31-6.31
Exercise price (US dollars)	7-10.5
Share price (US dollars)	20.09
Fair value (US dollars)	2.1-2.2

(*)	Due to the low trading volume of the Company’s Common Stock and lack of historical information, the expected volatility was based on the historical volatility of the share price of other public companies that operate in the same industry sector as the Company (agricultural chemical industry).

(**)	The risk-free interest rate represented the risk-free rate of $ zero – coupon US Government Loans.

(***)	Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the “simplified method”.